Other revenues	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Other revenues	Other revenues

	12/31/2024	12/31/2023	12/31/2022
Revenue from card networks	81,740	52,317	—
Performance fees (a)	73,650	135,260	150,401
Capital gains	55,538	41,785	66,363
Revenue from sale of goods	24,245	20,600	17,032
Others	98,398	37,017	54,886
Total	333,571	286,979	288,682
(a) Consists substantially of the result of the commercial agreements between entities of the Group and Mastercard, B3 and Liberty, which offers performance bonuses as the established goals are met..